Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following table summarizes our merchants that represented 10% or more of Accounts receivable and Revenue:

	Accounts Receivable		Revenue
	As of December 31,		Year Ended December 31,
	2025	2024	2025	2024	2023
Customer A	15%	18%	11%	10%	11%
Customer B	12%	12%	*	*	*
________________
*Represents less than 10%

Rollforward of Allowance for Credit Losses
The following table represents a roll-forward of the allowance for credit losses:

	Year Ended December 31,
	2025	2024
	(in thousands)
Beginning balance	$787	$515
Current period provision	995	626
Uncollectible accounts charged against the allowance	(271)	(354)
Ending balance	$1,511	$787

Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2025	2024
	(in thousands)
Computer equipment	$6,007	$6,202
Furniture and office equipment	1,949	1,925
Leasehold improvements	15,665	15,632
Property and equipment, gross	23,621	23,759
Less: accumulated depreciation and amortization	(12,651)	(11,055)
Property and equipment, net	$10,970	$12,704